Fair Value of Financial Instruments and Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Liabilities [Abstract]
Discounted rate to account for selling and marketing costs (in hundredths)	10.00%
Recurring [Member]
Assets [Abstract]
Investment Securities Available for Sale	$ 263,257,890	$ 268,300,411
Recurring [Member] | Carrying Amount [Member]
Assets [Abstract]
Cash and Short-Term Investments	68,147,000	71,041,000
Investment Securities Available for Sale	263,258,000	268,300,000
Investment Securities Held to Maturity	37,000	41,000
Federal Home Loan Bank Stock	3,164,000	3,364,000
Loans, Net	739,052,000	734,079,000
Bank-Owned Life Insurance	10,165,000
Liabilities [Abstract]
Deposits	987,529,000	979,685,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	35,000,000
Recurring [Member] | Estimated Fair Value [Member]
Assets [Abstract]
Cash and Short-Term Investments	68,147,000	71,041,000
Investment Securities Available for Sale	263,258,000	268,300,000
Investment Securities Held to Maturity	37,000	42,000
Federal Home Loan Bank Stock	3,164,000	3,364,000
Loans, Net	741,112,000	735,115,000
Bank-Owned Life Insurance	10,165,000
Liabilities [Abstract]
Deposits	989,101,000	982,215,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	42,074,000	38,424,000
Level 1 [Member] | Recurring [Member]
Assets [Abstract]
Cash and Short-Term Investments	68,147,000	71,041,000
Investment Securities Available for Sale	0	0
Investment Securities Held to Maturity	0	0
Federal Home Loan Bank Stock	3,164,000	3,364,000
Loans, Net	0	0
Bank-Owned Life Insurance	10,165,000
Liabilities [Abstract]
Deposits	526,646,000	486,775,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	0	0
Level 2 [Member] | Recurring [Member]
Assets [Abstract]
Cash and Short-Term Investments	0	0
Investment Securities Available for Sale	262,316,625	267,162,173
Investment Securities Held to Maturity	37,000	42,000
Federal Home Loan Bank Stock	0	0
Loans, Net	729,436,000	713,109,000
Bank-Owned Life Insurance	0
Liabilities [Abstract]
Deposits	462,455,000	495,440,000
Subordinated Debentures	0	0
Other Borrowed Money	42,074,000	38,424,000
Level 3 [Member] | Recurring [Member]
Assets [Abstract]
Cash and Short-Term Investments	0	0
Investment Securities Available for Sale	941,265	1,138,238
Investment Securities Held to Maturity	0	0
Federal Home Loan Bank Stock	0	0
Loans, Net	11,676,000	22,006,000
Bank-Owned Life Insurance	0
Liabilities [Abstract]
Deposits	0	0
Subordinated Debentures	0	0
Other Borrowed Money	$ 0	$ 0